Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other than U.S.:
Current	$ 43,944	$ 45,752	$ 21,619
Deferred	(2,018)	6,211	(1,546)
Total provision for income taxes	$ 41,926	$ 51,963	$ 20,073